Revenue (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [Line Items]
Recognized revenue	€ 19,874,526	€ 9,416,619	€ 13,103,679
Revenue derived from related parties	10,524,288	306,651	1,380,547
Geographical Markets [Member]
Revenue [Line Items]
Recognized revenue	€ 19,874,526	€ 9,416,619	€ 13,103,679